Prepayments And Other Current Assets - Summary of Prepayments and Other Current Assets (Parenthetical) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vehicles [Member]
Prepaid Expense And Other Assets [Line Items]
Write down of vehicle	¥ 0	¥ 0	¥ 0